Income Taxes - Schedule of Deferred Income Tax Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 26
Accrued vacation	22
Net operating loss carryforwards	1,161	823
Total deferred tax assets	1,209	823
Prepaids	(48)
Equipment	(6)
Total deferred tax liabilities	(54)
Net deferred tax asset	1,555	823
Valuation allowance	(1,555)	(823)
Total net deferred tax assets